Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 4,854	¥ 2,552	¥ 2,479
Indefinite-lived intangibles	28,756	53,123
Depreciation and amortization	68,269	61,653	61,340
Intangible assets with a net carrying value	114,131	3,023
Macquarie Management Holdings Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets with a net carrying value	¥ 112,659
Weighted average amortization period	12 years
Information processing and communications [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	¥ 51,527	47,714	47,244
Occupancy and related depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	¥ 13,703	¥ 13,939	¥ 14,096